Consolidated Balance Sheets (Parentheticals) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Allocation shares, issued	1,000	1,000	1,000
Allocation shares, outstanding	1,000	1,000	1,000
Common Shares, authorized	500,000,000	500,000,000	500,000,000
Common Shares, issued	4,842,851	4,444,013	3,165,625
Common Shares, outstanding	4,842,851	4,444,013	3,165,625
Series A Convertible Preferred Stock
Series A convertible preferred stock, shares outstanding	4,450,460	2,632,278
Series A convertible preferred stock, share authorized		3,157,895